Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of December 31, 2016, the Trust held no assets or liabilities measured at fair value. The following table presents the Trust’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Net unrealized gain on open contracts:
Futures positions	$3,414	$-	$-	$3,414
	3,414	-	-	3,414
Liabilities
Options written on futures contracts	(8,059)	-	-	$(8,059)
	(8,059)	-	-	(8,059)

Total fair value	$(4,645)	$-	$-	$(4,645)